Exhibit 99

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	25

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months
Original Securities:	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,663,959.27

Principal:
Principal Collections	$14,849,847.45
Prepayments in Full	$7,537,531.00
Liquidation Proceeds	$136,051.34
Recoveries	$23,992.71

Sub Total	$22,547,422.50

Collections	$24,211,381.77

Purchase Amounts:
Purchase Amounts Related to Principal	$283,303.04
Purchase Amounts Related to Interest	$1,551.71

Sub Total	$284,854.75

Clean-up Call	$0.00
Reserve Account Draw Amount	$0.00
Available Funds—Total	$24,496,236.52

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	25

III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,496,236.52
Servicing Fee	$380,945.67	$380,945.67	$0.00	$0.00	$24,115,290.85
Interest—Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,115,290.85
Interest—Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,115,290.85
Interest—Class A-3 Notes	$210,393.02	$210,393.02	$0.00	$0.00	$23,904,897.83
Interest—Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$23,645,822.83
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,645,822.83
Interest—Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$23,567,567.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,567,567.41
Interest—Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$23,510,144.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,510,144.08
Interest—Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$23,437,919.08
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,437,919.08
Regular Principal Payment	$20,470,666.14	$20,470,666.14	$0.00	$0.00	$2,967,252.94
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,967,252.94
Residual Released to Depositor	$0.00	$2,967,252.94	$0.00	$0.00	$0.00

Total		$24,496,236.52

Principal Payment:

First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$20,470,666.14

Total	$20,470,666.14

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,470,666.14	$53.59	$210,393.02	$0.55	$20,681,059.16	$54.14
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$20,470,666.14	$18.78	$677,371.77	$0.62	$21,148,037.91	$19.40

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$191,266,379.60	0.5006973	$170,795,713.46	0.4471092
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$410,716,379.60	0.3767176	$390,245,713.46	0.3579415

Pool Information
Weighted Average APR		4.402%		4.417%
Weighted Average Remaining Term		36.13		35.39
Number of Receivables Outstanding		32,869		32,144
Pool Balance		$457,134,804.70		$434,163,334.87
Adjusted Pool Balance (Pool Balance—YSOC Amount)		$410,716,379.60		$390,245,713.46
Pool Factor		0.3809457		0.3618028

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$43,917,621.41
Targeted Overcollateralization Amount	$43,917,621.41
Actual Overcollateralization Amount (EOP Pool Balance—EOP Note Balance)	$43,917,621.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A

Monthly Investor Report

Collection Period	April 2012
Payment Date	5/15/2012
Transaction Month	25

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	56	$164,737.00
(Recoveries)	85	$23,992.71

Net Losses for Current Collection Period		$140,744.29
Cumulative Net Losses Last Collection Period		$6,481,513.16

Cumulative Net Losses for all Collection Periods		$6,622,257.45

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.37%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.95%	529	$8,447,257.65
61-90 Days Delinquent	0.23%	55	$1,017,826.37
91-120 Days Delinquent	0.05%	13	$199,315.13
Over 120 Days Delinquent	0.25%	58	$1,097,516.39

Total Delinquent Receivables	2.48%	655	$10,761,915.54

Repossession Inventory:

Repossessed in the Current Collection Period		21	$398,313.41
Total Repossessed Inventory		29	$595,922.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7316%
Preceding Collection Period			0.2074%
Current Collection Period			0.3790%
Three Month Average			0.4393%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3413%
Preceding Collection Period			0.3377%
Current Collection Period			0.3920%
Three Month Average			0.3570%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009

Date: January 13, 2012

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC

/s/ Daniel J. Gardetto

Assistant Treasurer